SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Cash Flows Arising From Interest and Taxes
Interest received	$ 79	$ 140
Non-Cash Investing and Financing Transactions
Capitalization of share-based compensation to mineral properties, plant and equipment	430	395
Capitalization of depreciation to mineral properties, plant and equipment	923	325
Capitalization of re-estimation of decommissioning and rehabilitation provision	305	853
Share issuance costs (non-cash)	0	104
Increase (decrease) in non-cash working capital related to: Mineral properties, plant and equipment	$ (4,375)	$ 505